Selected Income Statement Data (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Selected Income Statement Data [Abstract]
Selling	[1]	$ 14,096	$ 13,146		$ 12,376
General and administrative		7,926	8,754		6,879
Total selling, general and administrative expenses		22,022	21,900	[2]	19,255	[2]
Shipping and handling costs		697	625		619
Interest expense		(13)	(246)		(323)
Interest income		77	63		61
Re-evaluation of contingent consideration					(437)
Re-evaluation expense on liabilities to the OCS			(183)		(101)
Other, net	[3]	(214)	(481)		(512)
Financial income (expenses), net		(150)	(847)	[2]	(1,312)	[2]
Foreign currency income (expense), transactions not denominated in U.S. Dollars		$ (41)	$ (351)		$ (291)

[1]	Including shipping and handling costs
[2]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19
[3]	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(41), $(351), and $(291) in 2017, 2016 and 2015, respectively.